PRIOR PERIOD MISSTATEMENTS (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues								$ 444,390
Cost of sales								361,087
Selling, general and administrative	$ 552,415			$ 461,995			$ 1,478,420	1,693,099
Depreciation and amortization								53,042
Research and development	19,555			5,852			40,953	10,577
Other expense								60,551
Net loss	(433,027)	$ (446,256)	$ (564,640)	(449,571)	$ (361,344)	$ (923,051)	(1,422,987)	(1,733,966)
Assets
Accounts Receivable	69,455						69,455		$ 59,352
Fixed Assets	127,068						127,068		174,964
Total Assets	398,371						398,371		951,169
Liabilities
Current liabilities	2,057,934						2,057,934		1,843,467
Note payables	34,275						34,275		33,502
Total liabilities	2,279,350						2,279,350		1,953,124
Stockholders' deficit
Accumulated deficit	(23,515,665)						(23,515,665)		(22,071,742)
Total Stockholders' deficit	(1,880,979)	$ (1,676,827)	$ (1,386,329)	$ (1,436,648)	$ (1,207,932)	$ (766,588)	$ (1,880,979)	(1,436,648)	(1,001,955)	$ (165,515)
Previously Reported [Member]
Revenues	111,625							444,390
Cost of sales	50,340							361,087
Selling, general and administrative	472,464							1,675,332
Depreciation and amortization	9,229							28,808
Research and development	5,852							10,577
Other expense	23,608							54,269
Net loss	(449,868)							(1,685,683)
Assets
Accounts Receivable									42,311
Other current assets									599,684
Other assets									117,169
Fixed Assets									55,184
Total Assets									814,348
Liabilities
Current liabilities									1,809,965
Note payables									0
Other liabilities									27,274
Total liabilities									1,837,239
Stockholders' deficit
Accumulated deficit									(22,092,678)
Total Stockholders' deficit									(1,022,891)
Revision of Prior Period, Adjustment [Member]
Revenues	0							0
Cost of sales	0							0
Selling, general and administrative	(10,469)							17,767
Depreciation and amortization	8,078							24,234
Research and development	0							0
Other expense	2,094							6,282
Net loss	297							$ (48,283)
Assets
Accounts Receivable									17,041
Other current assets									0
Other assets									0
Fixed Assets									119,780
Total Assets									136,821
Liabilities
Current liabilities									33,502
Note payables									82,383
Other liabilities									0
Total liabilities									115,885
Stockholders' deficit
Accumulated deficit									20,936
Total Stockholders' deficit									20,936
As Restated [Member]
Revenues	111,625
Cost of sales	50,340
Selling, general and administrative	461,995
Depreciation and amortization	17,307
Research and development	5,852
Other expense	25,702
Net loss	$ (449,571)
Assets
Accounts Receivable									59,352
Other current assets									599,684
Other assets									117,169
Fixed Assets									174,964
Total Assets									951,169
Liabilities
Current liabilities									1,843,467
Note payables									82,383
Other liabilities									27,274
Total liabilities									1,953,124
Stockholders' deficit
Accumulated deficit									(22,071,742)
Total Stockholders' deficit									$ (1,001,955)